LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Leases	As of December 31, 2023, the Group had no long-term leases that were classified as a financing lease. There is no renewal option in the lease contract. As of December 31, 2023, the Group did not have additional operating leases that have not yet commenced.
For the year ended
December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	11,497
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	16,171
Weighted average remaining lease term
Operating leases	1.45
Weighted average discount rate
Operating leases	4.14%
Short-term lease cost	249

Schedule of Maturity of Operating Lease Liabilities	As of December 31, 2022, the maturity of operating lease liabilities are as follows:
The years ended December 31,	RMB
2024	7,074
2025	7,365
2026	971
Subtotal	15,410
Less imputed interest	689
Total	14,721